Submission	Sep. 24, 2025
Submission [Line Items]
Central Index Key	0001129987
Registrant Name	FORD CREDIT AUTO RECEIVABLES TWO LLC
Registration File Number	333-281130
Form Type	SF-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A